Contributed Equity - Summary of Ordinary Shares (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of classes of share capital [line items]
At the beginning of reporting period, amount	$ 143,635,363	$ 189,521,742
At reporting date, amount	$ 61,533,046	$ 143,635,363
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
At the beginning of reporting period, shares	1,460,389,575	1,452,612,290
Exercise of performance rights (shares issued during the year).shares	5,856,523	7,777,285
Conversion of convertible notes, shares (shares issued during the period)	7,441,304	0
Conversion of Warrants, shares	33,904	0
At reporting date, shares	1,473,721,306	1,460,389,575
At the beginning of reporting period, amount	$ 535,069,876	$ 532,443,233
Exercise of performance rights (shares issued during the year),amount	1,804,155	2,626,643
Conversion of convertible notes, amount (shares issued during the period)	1,116,196	0
Conversion of Warrants, amount	0	0
At reporting date, amount	$ 537,990,227	$ 535,069,876